Investments - Summary of Short Term Investments (Parenthetical) (Detail) - Short Term Loans Receivable [Member] - Patria Brazilian Private Equity Fund Three L P [Member] $ in Thousands	Dec. 18, 2019 USD ($)
Short Term Investments [Line Items]
Payment towards short term bridge loans	$ 13,031
Loans receivable rate of interest	4.15%